JLS	Nuveen Mortgage and Income Fund (formerly known as Nuveen Mortgage Opportunity Term Fund) Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 40.6% (40.4% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 35.1% (34.9% of Total Investments)

$3,200	280 Park Avenue 2017-280P Mortgage Trust, 144A, (1-Month LIBOR reference rate + 2.120% spread), (3)	4.146%	9/15/34	BB–	$3,209,958
3,527	Angel Oak Mortgage Trust 2019-3, 144A	2.930%	5/25/59	AAA	3,550,197
657	Angel Oak Mortgage Trust I LLC 2017-2, 144A	2.478%	7/25/47	AAA	654,775
204	Angel Oak Mortgage Trust LLC, 144A	3.644%	1/25/47	AAA	203,374
1,302	Arroyo Mortgage Trust 2018-1, 144A	3.763%	4/25/48	AAA	1,325,571
3,865	Arroyo Mortgage Trust 2019-1, 144A	3.805%	1/25/49	AAA	3,950,484
3,855	BANK 2019-BN19 A3	3.183%	8/15/61	AAA	4,087,780
4,144	BCAP LLC Trust 2007-AA1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.198%	3/25/37	Caa3	4,126,630
2,481	ChaseFlex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.298%	5/25/37	B3	2,361,819
944	CHL Mortgage Pass-Through Trust 2006-HYB1	4.024%	3/20/36	Caa3	894,109
1,301	COLT 2018-3 Mortgage Loan Trust, 144A	3.692%	10/26/48	AAA	1,309,270
2,887	COLT 2019-1 Mortgage Loan Trust, 144A	3.705%	3/25/49	AAA	2,927,449
1,645	COMM 2019-521F Mortgage Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	2.928%	6/15/34	AAA	1,645,510
1,961	Connecticut Avenue Securities Trust 2019-R01, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	2.868%	7/25/31	Aaa	1,962,406
4,335	Core Industrial Trust 2015-CALW, 144A	3.979%	2/10/34	B	4,402,855
2,047	Corevest American Finance 2019-1 Trust, 144A	3.324%	3/15/52	AAA	2,107,489
1,661	Deephaven Residential Mortgage Trust 2019-2, 144A	3.558%	4/25/59	AAA	1,676,014
5,338	Deephaven Residential Mortgage Trust 2019-3, 144A	2.964%	7/25/59	AAA	5,361,773
3,383	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.268%	10/25/23	A+	3,740,342
1,232	First Horizon Alternative Mortgage Securities Trust 2005-AA7	4.086%	9/25/35	N/R	1,191,302
1,904	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	Ca	1,469,086
22,841	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	1.715%	7/25/41	N/R	1,281,450
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	1.781%	9/25/41	N/R	1,023,767
2,220	Freddie Mac STACR Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 1.400% spread), (3)	3.418%	2/25/49	BBB+	2,221,303
2,941	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 1.350% spread), (3)	3.368%	3/25/29	Aaa	2,953,499
1,546	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.045%	7/25/28	AAA	1,556,792
3,136	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.268%	11/25/23	BBB	3,374,771
1,842	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.768%	10/25/24	AA	1,955,194
4,362	FREMF 2016-K504 Mortgage Trust, 144A	3.116%	9/25/20	N/R	4,374,820
1,160	FREMF 2018-K733 Mortgage Trust, 144A	4.218%	9/25/25	Baa1	1,239,437
924	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	925,710
3,504	GCAT 2019-NQM1 LLC, 144A	2.985%	2/25/59	AAA	3,512,009
1,811	GMACM Mortgage Loan Trust 2005-AF2	6.000%	12/25/35	N/R	1,779,690
2,376	GSAA Home Equity Trust 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.468%	8/25/37	B1	2,316,259
2,310	IndyMac INDX Mortgage Loan Trust 2005-AR11	3.889%	8/25/35	Caa3	2,091,132
1,417	JP Morgan Mortgage Trust 2006-A6	4.279%	10/25/36	N/R	1,314,686
905	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	3.978%	11/15/34	Ba3	906,698
314	Morgan Stanley Mortgage Loan Trust 2007-15AR	3.629%	11/25/37	CCC	279,090
378	New Residential Mortgage Loan Trust 2016-3, 144A	3.250%	9/25/56	Aaa	384,263
1,799	New Residential Mortgage Loan Trust 2018-4, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	2.918%	1/25/48	Aaa	1,793,259
3,559	New Residential Mortgage Loan Trust 2019-NQM3, 144A	2.802%	7/25/49	AAA	3,566,526
75	Oak Hill Advisors Residential Loan Trust 2017-NPLA, 144A	3.000%	6/25/57	N/R	75,448
1,466	Pretium Mortgage Credit Partners I 2019-NPL1 LLC, 144A	4.213%	7/25/60	N/R	1,478,427
3,090	Progress Residential 2019-SFR2 Trust, 144A	3.147%	5/17/36	Aaa	3,133,081

1

JLS	Nuveen Mortgage and Income Fund (continued)
(formerly known as Nuveen Mortgage Opportunity Term Fund)

Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,793	PRPM 2018-2 LLC, 144A	4.000%	8/25/23	N/R	$1,802,389
2,402	RALI Series 2007-QS2 Trust	6.250%	1/25/37	Caa3	2,229,976
5,817	RAMP Series 2006-NC2 Trust, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.308%	2/25/36	Aaa	5,813,238
1,470	Spruce Hill Mortgage Loan Trust 2019-SH1, 144A	3.395%	4/29/49	AAA	1,478,824
3,806	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.668%	4/25/43	BB–	3,816,342
1,570	STACR Trust 2018-HRP2, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.268%	2/25/47	A	1,574,460
987	Towd Point Mortgage Trust 2019-SJ1, 144A	3.750%	11/25/58	AAA	995,128
5,560	Towd Point Mortgage Trust 2019-SJ2, 144A	4.250%	11/25/58	AA	5,732,208
2,019	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	2,025,869
1,693	Verus Securitization Trust 2019-2, 144A	3.211%	4/25/59	AAA	1,702,732
447	VOLT LXII LLC, 144A	3.125%	9/25/47	N/R	446,980
1,452	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust, (12MTA reference rate + 0.980% spread), (3)	3.426%	7/25/46	Caa3	1,415,601
3,695	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	Aaa	3,925,685
$165,020	Total Mortgage-Backed Securities (cost $127,141,767)				128,654,936

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 5.5% (5.5% of Total Investments)

$19	Avery Point V CLO Ltd, 144A	3.380%	4/15/21	N/R	$18,524
1,000	GM Financial Automobile Leasing Trust 2019-1, 144A	3.403%	7/15/31	AAA	993,717
4,075	Hertz Vehicle Financing II LP, 144A	3.710%	3/25/23	Aaa	4,196,653
2,980	Madison Park Funding XIX Ltd, 144A	3.420%	5/25/25	Aaa	3,077,219
1,500	Octagon Investment Partners XIX Ltd, 144A, (3-Month LIBOR reference rate + 1.750% spread), (3)	3.703%	1/22/28	Aa2	1,499,259
2,000	Westlake Automobile Receivables Trust 2017-2, 144A	5.050%	8/15/24	BBB–	2,034,677
3,405	Westlake Automobile Receivables Trust 2018-1, 144A	3.410%	5/15/23	A–	3,439,700
4,800	Westlake Automobile Receivables Trust 2018-2, 144A	4.000%	1/16/24	BBB	4,906,043
$19,779	Total Asset-Backed Securities (cost $19,907,892)				20,165,792
	Total Long-Term Investments (cost $147,049,659)				148,820,728

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 59.9% (59.6% of Total Investments)

	REPURCHASE AGREEMENTS – 1.8% (1.8% of Total Investments)

$6,871	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $6,870,874, collateralized by $6,190,000 U.S. Treasury Bonds, 2.750%, due 11/15/42, value $7,008,646	0.850%	10/01/19	N/A	$6,870,712
6,871	Total Repurchase Agreements (cost $6,870,712)				6,870,712

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.1% (57.8% of Total Investments)

107,450	U.S. Treasury Bill	0.000%	10/15/19	N/R	107,377,048
105,825	U.S. Treasury Bill	0.000%	10/22/19	N/R	105,713,472
213,275	Total U.S. Government and Agency Obligations (cost $213,090,023)				213,090,520
$220,146	Total Short-Term Investments (cost $219,960,735)				219,961,232
	Total Investments (cost $367,010,394) – 100.5%				368,781,960
	Other Assets Less Liabilities – (0.5)% (4)				(1,849,504)
	Net Assets Applicable to Common Shares – 100%				$366,932,456

2

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ Payable)
U.S. Treasury 10-Year Note	Short	(78)	12/19	$(10,270,326)	$(10,164,375)	$105,951	$6,094

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$128,654,936	$—	$128,654,936
Asset-Backed Securities	—	20,165,792	—	20,165,792

Short-Term Investments:
Repurchase Agreements	—	6,870,712	—	6,870,712
U.S. Government and Agency Obligations	—	213,090,520	—	213,090,520

Investments in Derivatives:
Futures Contracts*	105,951	—	—	105,951
Total	$105,951	$368,781,960	$—	$368,887,911
*	Represents net unrealized appreciation (depreciation).

3

JLS	Nuveen Mortgage and Income Fund (continued)
(formerly known as Nuveen Mortgage Opportunity Term Fund)

Portfolio of Investments September 30, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

4